Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating Activities
Net income	$ 62,878	$ 89,737	$ 13,047
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	57,617	57,623	67,718
Amortization and write-off of deferred finance fees and bond premium	3,656	3,495	9,111
Gain on debt repayment	(350)	0	0
Amortization of dry dock and special survey costs	2,837	1,532	1,979
Stock based compensation	864	2,362	5,254
Impairment loss	0	0	11,690
Gain on sale of vessels	(11,749)	(5,771)	(22,599)
Change in fair value of other assets	0	0	1,188
Equity in earnings of affiliates, net of dividends received	(1,438)	(3,821)	(2,000)
Changes in operating assets and liabilities:
(Increase)/ decrease in prepaid expenses and other current assets	(479)	5,067	(5,287)
(Increase)/ decrease in accounts receivable	(6,731)	4,367	(9,308)
Increase in due from related parties short-term	7,210	0	0
Decrease/ (increase) in restricted cash	224	(41)	642
Decrease/ (increase) in other long term assets	1,020	(1,230)	3,665
Increase in accounts payable	2,102	1,246	254
Increase/ (decrease) in accrued expenses	1,245	(293)	(1,640)
Payments for dry dock and special survey costs	(3,828)	(6,598)	(5,726)
(Decrease)/ increase in due to related parties	0	(17,763)	15,014
Increase in due from related parties long-term	(7,638)	(16,476)	(1,361)
(Decrease)/ increase in deferred revenue	(75)	6,200	(5,656)
Net cash provided by operating activities	92,945	119,636	75,985
Investing Activities
Acquisition of vessels	0	(163,791)	(362,339)
Deposits for vessel acquisitions	0	0	(11,881)
Net cash proceeds from sale of vessels	89,988	71,224	232,956
Investment in affiliates	(89)	(7,201)	0
Loans receivable from affiliates	(4,275)	(7,327)	(4,465)
Loan receivable from affiliate, net of issuance fee and costs	(49,342)	0	0
Dividends received from affiliates	7,223	2,585	0
Net cash provided by/ (used in) investing activities	43,505	(104,510)	(145,729)
Financing Activities
Loan proceeds, net of deferred finance costs and net of premium	0	192,930	161,932
Loan proceeds from related party, net of deferred finance cost	0	0	165,650
Loan repayment to related party	0	0	(169,650)
Loan repayments	(105,531)	(140,861)	(216,197)
Proceeds from issuance of ship mortgage and senior notes, net of debt issuance costs	0	0	59,598
Dividend paid	(31,682)	(40,084)	(31,871)
(Increase)/ decrease in restricted cash	(750)	(130)	17,651
Payment to related party	0	(11,265)	0
Net proceeds from equity offerings	0	0	54,289
Redemption of Convertible shares and puttable common stock	(4,000)	(5,500)	0
Acquisition of treasury stock	0	(9,904)	0
Net cash (used in)/ provided by financing activities	(141,963)	(14,814)	41,402
Net (decrease)/ increase in cash and cash equivalents	(5,513)	312	(28,342)
Cash and cash equivalents, beginning of year	54,805	54,493	82,835
Cash and cash equivalents, end of year	49,292	54,805	54,493
Supplemental disclosures of cash flow information
Cash interest paid, net of capitalized interest	72,478	70,130	69,255
Non-cash investing activities
Capitalized financing costs	0	19	355
Common units received upon sale of vessels	0	0	18,640
Investment in affiliates received upon sale of vessels	0	27,111	145,860
Accrued interest on loan to affiliates	3,498	1,357	645
Deferred gain on sale of assets	8,823	8,971	0
Non-cash financing activities
Dividends payable	0	0	7,967
Acquisition of vessels	0	(914)	(3,885)
Deposits for vessel acquisitions	0	0	(1,201)
Due to related party	0	(914)	5,086
Stock-based compensation	$ 864	$ 2,362	$ 5,254